INSURANCE CONTRACTS - Movement in Premiums and Unearned Premiums Reserve (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Unearned premiums reserve, beginning of the period	$ 2,228	$ 1,889
Premiums written during the period	327	967
Premiums earned during the period	(337)	(639)
Foreign currency translation	(39)	11
Unearned premiums reserve, end of the period	$ 2,179	$ 2,228